Interest Expense, Net	12 Months Ended
Dec. 31, 2014
Banking and Thrift, Interest [Abstract]
Interest Expense, Net
19.	INTEREST EXPENSE, NET

Interest expense, net consisted of the following:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Income	12	18	41
Expense	(30)	(23)	(76)

Total	(18)	(5)	(35)

Net interest included charges related to the sale of trade and other receivables. Interest expense recorded in 2014 included a $12 million charge on the senior unsecured convertible bonds issued in July 2014, of which $10 non-cash interest expense resulting from the accretion of the discount on the liability component.

No borrowing cost was capitalized in 2014, 2013 and 2012. Interest income on government Bonds and floating rate notes classified as available-for-sale marketable securities amounted to $2.4 million for the year ended December 31, 2014, less than $1 million for the year ended December 31, 2013 and to $2 million for the year ended December 31, 2012.

In 2013, net interest included a one-time interest income received with respect to a U.S. tax refund in the second quarter of 2013.